Fair Value Measurement	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurement
15. Fair Value Measurement
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The accounting standards related to fair value measurements include a hierarchy for information and valuations used in measuring fair value that is broken down into three levels based on reliability, as follows:

•	Level 1 — observable inputs such as quoted prices in active markets for identical assets and liabilities;

•	Level 2 — inputs other than quoted prices for identical assets in active markets that are observable either directly or indirectly; and

•	Level 3 — unobservable inputs in which there is little or no market data which requires the use of valuation techniques and the development of assumptions.

The Company’s financial assets and liabilities measured at fair value on a recurring basis are as follows (in millions):

	Successor
	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Interest rate swaps	$—	$17	$—	$17

Total assets recorded at fair value	$—	$17	$—	$17

Liabilities
Interest rate swaps	$—	$9	$—	$9
Contingent consideration liability	—	—	33	33
Seller Earnouts liability	—	—	135	135
Tax receivable agreement liability	—	—	581	581

Total liabilities recorded at fair value	$—	$9	$749	$758

	Predecessor
	December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities
Interest rate swaps	$—	$47	$—	$47
Contingent consideration liability	—	—	26	26

Total liabilities recorded at fair value	$—	$47	$26	$73

Derivatives
The valuations of the derivatives intended to mitigate our interest rate risk are determined using widely accepted valuation techniques, including discounted cash flow analysis on the expected cash flows of each instrument. This analysis utilizes observable market-based inputs, including interest rate curves, interest rate volatility, or spot and forward exchange rates, and reflects the contractual terms of these instruments, including the period to maturity. In addition, credit valuation adjustments, which consider the impact of any credit enhancements to the contracts, are incorporated in the fair values to account for potential non-performance
risk.
Contingent Consideration
The contingent consideration liabilities relate to acquisitions completed during the Successor six months ended December 31, 2021, the Predecessor years ended December 31, 2020 and 2018, and are included in Other current liabilities and Other liabilities on the Consolidated Balance Sheets. The fair value of these liabilities is determined using a discounted cash flow analysis. Changes in the fair value of the liabilities are included in Other expense, net in the Consolidated Statements of Comprehensive Income (Loss). Significant unobservable inputs are used in the assessment of fair value, including assumptions regarding discount rates and probability assessments based on the likelihood of reaching the various targets set out in the acquisition agreements.
The following table summarizes the changes in deferred contingent consideration liabilities (in millions):

	Successor	Predecessor
	Six Months Ended December 31, 2021	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Beginning balance	$29	$26	$22
Acquisitions	8	2	3
Accretion of contingent consideration	—	1	—
Remeasurement of acquisition-related contingent consideration	(2)	—	8
Payments	(2)	—	(7)

Ending Balance	$33	$29	$26

Seller Earnouts
The Company accounts for the Seller Earnouts as contingent consideration liabilities at fair value in Financial Instruments in the Consolidated Balance Sheets. The fair value of the Seller Earnouts is determined using Monte Carlo simulation and Option Pricing Methods. Changes in the fair value of the liability is included in Loss from change in fair value of financial instruments in the Consolidated Statements of Comprehensive Income (Loss). Significant unobservable inputs are used in the assessment of fair value, including the following assumptions: volatility of 45%, risk-free interest rate of 1.40%, expected holding period of 6.51 years and probability assessments based on the likelihood of reaching the performance targets defined in the Business Combination. An increase in the risk-free interest rate or expected volatility would result in an increase in the fair value measurement of the Seller Earnouts and vice versa.
Tax Receivable Agreement
In connection with the Business Combination, Alight entered into the Tax Receivable Agreement (the “TRA”) with certain owners of Alight Holdings prior to the Business Combination. Pursuant to the TRA, the Company will pay certain sellers, as applicable,
85
% of the tax benefits, of any savings that we realize, calculated using certain assumptions, as a result of (i) tax basis adjustments from sales and exchanges of Alight Holdings equity interests in connection with or following the Business Combination and certain distributions with respect to Alight Holdings equity interests, (ii) our utilization of certain tax attributes, and (iii) certain other tax benefits related to entering into the TRA.
Actual tax benefits realized by Alight may differ from tax benefits calculated under the TRA as a result of the use of certain assumptions in the TRA, including the use of an assumed weighted-average state and local income tax rate to calculate tax benefits. While the amount of existing tax basis, the anticipated tax basis adjustments and the actual amount and utilization of tax attributes, as well as the amount and timing of any payments under the TRA, will vary depending upon a number of factors, we expect that the payments that Alight may make under the TRA will be substantial.
The Company’s TRA liability is measured at fair value on a recurring basis using significant unobservable inputs (Level 3). The $581 million TRA liability balance at December 31, 2021 assumes: (i) a constant blended U.S. federal, state and local income tax rate of 26.04%; (ii) no material changes in tax law; (iii) the ability to utilize tax attributes based on current alternative tax forecasts; and (iv) future payments under the TRA are made when due under the TRA. The amount of the expected future payments under the TRA has been discounted to its present value using a discount rate of 6.9%. The opening balance sheet fair value of the TRA at July 1, 2021 is preliminary and the final fair value could have a material impact on the preliminary purchase price allocation disclosed. The fair value will be finalized as soon as practicable, but no later than one year from the acquisition date.
The following table provides a reconciliation of the TRA liability and Seller Earnout liability for the Successor six months ended December 31, 2021:

	Successor
	TRA Liability	Seller Earnouts Liability
Balance at July 1, 2021	$618	$109
Gain from change in fair value of TRA	(37)	—
Loss from change in fair value of Seller Earnouts	—	26

Balance at December 31, 2021	$581	$135

Non-Recurring
Fair Value Measurements
The Company’s financial liabilities not measured at fair value on a recurring basis are as follows (in millions):

	Successor		Predecessor
	December 31, 2021		December 31, 2020
	Carrying Value	Fair Value	Carrying Value	Fair Value
Liabilities
Current portion of long-term debt, net	$38	$38	$37	$37
Long-term debt, net	2,830	2,834	4,041	4,090

Total	$2,868	$2,872	$4,078	$4,127

The carrying value of the Term Loan, Secured Senior Notes and Unsecured Senior Notes include the outstanding principal balances, less any unamortized discount or premium. The carrying value of the Term Loan approximates fair value as it bears interest at variable rates and we believe our credit risk is consistent with when the debt originated. The outstanding balances under the Senior Notes have fixed interest rates and the fair value is classified as Level 2 within the fair value hierarchy and corroborated by observable market data (see Note 8 “Debt”).
The carrying amounts of Cash and cash equivalents, Receivables, net and Accounts payable and accrued liabilities approximate their fair values due to the short-term maturities of these instruments.
During the Successor six months ended December 31, 2021 and the Predecessor six months ended June 30, 2021 and years ended December 31, 2020 and 2019 there were no transfers in or out of the Level 1, Level 2 or Level 3 classifications.